Provisions - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions
Current provisions	$ 94,171	$ 81,039
Potential liability in the form of fines and interest	254,200
Provision for closure of mining units and exploration projects at future value	319,590	272,000
Letter of credit	$ 171,800	155,900
Minimum
Provisions
Discount rate used to reflect time value of money for provisions	4.77%
Period Used To Reflect Time Value Of Money For Provisions	1 year
Maximum
Provisions
Discount rate used to reflect time value of money for provisions	6.55%
Period Used To Reflect Time Value Of Money For Provisions	19 years
Sociedads Minera Cerro Verde S.A.A.
Provisions
Other non-current provisions	$ 219,366	231,451
Sociedads Minera Cerro Verde S.A.A. | Provision for social commitments [Member]
Provisions
Other non-current provisions	7,303	1,226
Sociedads Minera Cerro Verde S.A.A. | Provision for remediation and mine closure [Member]
Provisions
Other non-current provisions	209,237	219,942
Future value of non current provisions	$ 477,600	$ 374,300
Annual risk free rate	4.06%	1.93%
Sociedads Minera Cerro Verde S.A.A. | La Joya [Member] | Irrigation Project [Member] | Provision for social commitments [Member]
Provisions
Other provisions	$ 4,300	$ 4,300
Sociedads Minera Cerro Verde S.A.A. | Alata-Congata Road [Member] | Repaving Project [Member] | Provision for social commitments [Member]
Provisions
Other provisions	6,100	$ 6,300
Sociedads Minera Cerro Verde S.A.A. | Ministry of Energy and Mines [Member]
Provisions
Letter of credit	$ 86,500